
VARIFUND(R) ANNUITY
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE                                      Average Annual Total Returns For Periods Ending June 30, 1999
                                                                                                   Assuming Contract Continues

                                                                                                                Since      Fund
                                                                      One       Three      Five       Ten       Fund     Inception
Portfolio Type       Portfolio                            YTD         Year       Year      Year       Year    Inception    Date
-----------------------------------------------------------------------------------------------------------------------------------

Equity
Portfolios      Alger American Growth                     15.16 %    33.23 %    30.07 %    28.28 %    20.71 %   20.85 %   01/08/89
                Alger American Leveraged AllCap           24.62 %    55.41 %    31.64 %     N/A        N/A      39.32 %   01/25/95
                Alger American MidCap Growth              12.08 %    20.29 %    18.65 %    23.58 %     N/A      22.06 %   05/03/93
                Alger American Small Capitalization       12.50 %    13.84 %    10.48 %    18.05 %    15.94 %   17.59 %   09/20/88
                Berger Small Company Growth               14.87 %     2.91 %     8.99 %     N/A        N/A      10.13 %   05/01/96
                CLASF Capital                             11.34 %    14.66 %    16.56 %    19.47 %     N/A      15.40 %   04/23/93
                CLASF Value Equity                         7.21 %     2.95 %    12.08 %    12.71 %     N/A       9.91 %   12/04/89
                Dreyfus Capital Appreciation               6.72 %    14.25 %    24.65 %    24.28 %     N/A      19.32 %   03/31/93
                Dreyfus Growth & Income                   10.27 %    14.93 %    12.37 %    20.55 %     N/A      19.50 %   05/02/94
                Dreyfus Socially Responsible              11.95 %    21.44 %    25.92 %    23.80 %     N/A      21.59 %   10/07/93
                Fidelity VIP II Contrafund                10.44 %    22.06 %    24.34 %     N/A        N/A      26.22 %   01/03/95
                Fidelity VIP Growth                       13.58 %    32.01 %    25.01 %    25.78 %    15.15 %   16.17 %   10/09/86
                Montgomery Growth                         18.30 %    11.41 %    18.61 %     N/A        N/A      21.32 %   02/09/96
                Fidelity VIP II Index 500                 11.23 %    20.65 %    26.75 %    25.65 %     N/A      19.75 %   08/27/92
                Fidelity VIP III Growth Opportunities      5.70 %    17.44 %    22.58 %     N/A        N/A      22.95 %   01/03/95
                Seligman Frontier                         (6.74)%   (15.88)%     1.80 %     N/A        N/A      12.62 %   10/11/94

                ------------------------------------------------------------------------------------------------------------------
International   Berger-IPT International                   5.47 %     4.72 %     N/A        N/A        N/A       7.57 %   05/01/97
                CLASF International Equity                10.84 %    10.24 %    10.24 %     N/A        N/A      11.35 %   04/24/95
                Fidelity VIP Overseas                      7.32 %     3.58 %    11.08 %     9.12 %     8.97 %    7.33 %   01/28/87
                Montgomery Emerging Markets               30.30 %     9.20 %    (7.63)%     N/A        N/A      (5.41)%   02/02/96

                ------------------------------------------------------------------------------------------------------------------
Specialty
Portfolio       Seligman Communications & Information     20.06 %    43.77 %    29.50 %     N/A        N/A      25.75 %   10/11/94

                ------------------------------------------------------------------------------------------------------------------
Balanced        CLASF Managed                              2.25 %     2.26 %     8.02 %     9.55 %     N/A       8.09 %   12/04/89
                Fidelity VIP II Asset Manager              4.49 %     9.18 %    14.83 %    12.62 %     N/A      11.24 %   09/06/89

                ------------------------------------------------------------------------------------------------------------------
Fixed Income
Portfolios      CLASF Bond                                (4.11)%     0.51 %     4.39 %     5.39 %     N/A       5.59 %   12/04/89
                Fidelity VIP High Income                   7.17 %    (2.89)%     7.31 %     9.18 %     9.76 %    9.69 %   09/19/85

                ------------------------------------------------------------------------------------------------------------------
Money Market    CLASF Money Market                         1.29 %     2.87 %     3.18 %     3.17 %     N/A       2.96 %   12/04/89



CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 1999) is 4.23% VariFund Fixed Account 1 year rate was 4.50% as of July 1, 1999. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 905-1959 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

Date of first use May 31, 1999

VARIFUND(R) ANNUITY
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE                                      Average Annual Total Returns For Periods Ending June 30, 1999
                                                                              Assuming Contract is Surrendered At End Of Period

                                                                                                             Since     Sub-Account
Portfolio                                                            One       Three      Five       Ten    Sub-Acct   Inception
  Type                 Portfolio                          YTD        Year       Year      Year       Year   Inception     Date
------------------------------------------------------------------------------------------------------------------------------------

Equity
Portfolios     Alger American Growth                      9.76 %    27.83 %    29.17 %     N/A        N/A   26.91 %     05/01/96
               Alger American Leveraged AllCap           19.22 %    50.01 %    30.77 %     N/A        N/A   27.95 %     05/01/96
               Alger American MidCap Growth               6.68 %    14.89 %    17.58 %     N/A        N/A   15.16 %     05/01/96
               Alger American Small Capitalization        7.10 %     8.44 %     9.23 %     N/A        N/A    7.39 %     05/01/96
               Berger Small Company Growth                9.47 %    (2.49)%     N/A        N/A        N/A   (4.36)%     05/01/98
               CLASF Capital                              5.94 %     9.26 %    15.45 %    19.20 %     N/A   15.31 %     05/01/93
               CLASF Value Equity                         1.81 %    (2.45)%    10.87 %    12.37 %     N/A    9.91 %     12/04/89
               Dreyfus Capital Appreciation               1.32 %     8.85 %     N/A        N/A        N/A   10.71 %     05/01/98
               Dreyfus Growth & Income                    4.87 %     9.53 %    11.17 %     N/A        N/A   12.26 %     05/01/96
               Dreyfus Socially Responsible               6.55 %    16.04 %    24.97 %     N/A        N/A   23.71 %     05/01/96
               Fidelity VIP II Contrafund                 5.04 %    16.66 %     N/A        N/A        N/A   16.82 %     05/01/98
               Fidelity VIP Growth                        8.18 %    26.61 %    24.05 %    25.57 %     N/A   22.74 %     05/01/94
               Montgomery Growth                         12.90 %     6.01 %     N/A        N/A        N/A   18.07 %     05/01/97
               Fidelity VIP II Index 500                  5.83 %    15.25 %    25.81 %     N/A        N/A   25.39 %     05/01/96
               Fidelity VIP III Growth Opportunities      0.30 %    12.04 %     N/A        N/A        N/A   11.66 %     05/01/98
               Seligman Frontier                        (12.14)%   (21.28)%     0.33 %     N/A        N/A    9.61 %     05/01/95

               ---------------------------------------------------------------------------------------------------------------------
International  Berger-IPT International                   0.07 %    (0.68)%     N/A        N/A        N/A    5.64 %     05/01/97
               CLASF International Equity                 5.44 %     4.84 %     8.71 %     N/A        N/A   10.77 %     05/01/95
               Fidelity VIP Overseas                      1.92 %    (1.82)%     9.85 %     8.73 %     N/A    7.89 %     05/01/94
               Montgomery Emerging Markets               24.90 %     3.80 %    (9.42)%     N/A        N/A   (8.35)%     05/01/96

               ---------------------------------------------------------------------------------------------------------------------
Specialty
Portfolio      Seligman Communications & Information     14.66 %    38.37 %    28.60 %     N/A        N/A   23.37 %     05/01/95

               ---------------------------------------------------------------------------------------------------------------------
Balanced       CLASF Managed                             (3.15)%    (3.14)%     6.72 %     9.17 %     N/A    8.09 %     12/04/89
               Fidelity VIP II Asset Manager             (0.91)%     3.78 %    13.68 %    12.28 %     N/A   11.41 %     05/01/94

               ---------------------------------------------------------------------------------------------------------------------
Fixed Income
Portfolios     CLASF Bond                                (9.51)%    (4.89)%     2.99 %     4.95 %     N/A    5.59 %     12/04/89
               Fidelity VIP High Income                   1.77 %    (8.29)%     5.99 %     8.80 %     N/A    8.40 %     05/01/94

               ---------------------------------------------------------------------------------------------------------------------

Money Market   CLASF Money Market                        (4.11)%    (2.53)%     1.75 %     2.69 %     N/A    2.96 %     12/04/89



The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II.

Annuities are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company.

Issued By: Canada Life Insurance Company of America, 6201 Powers Ferry Road, N.W. Atlanta, GA 30339 and distributed by its subsidiary Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W. Atlanta GA 30339